Accounting policies - Additional Information (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($) shares		Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2023 EUR (€) shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	[3]	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Profit/(loss) for the period		$ 218.4			$ 122.8	[1],[2],[3]		$ (8.1)	[1],[2],[3]
Cash flows from (used in) operating activities		360.1			305.6	[3]		143.8	[3]
Cash and cash equivalents		513.2	[4]		388.0	[4],[5]		267.4	[3],[4],[5]				$ 273.0
Credit facility maximum borrowing capacity		$ 100.0
Revolving credit facility initial term (in years)		3 years		3 years
Current assets (liabilities)		$ 360.0			113.0			111.0
Retained profit		437.6			285.6	[5]		262.3	[5]
Loss on disposal of assets								5.0
Cash advanced for sportsbook software	[6]	(5.0)			(11.0)			0.0
Research and development costs		14.6			11.3			17.2
Impairment loss recognised in profit or loss		4.4
Pillar two taxes		$ 6.0		€ 750	$ 0.0			$ 0.0
Share buy-back during the year (in shares) | shares		0		0	0		0	775,501		775,501
Proceeds from sale or issue of treasury shares								$ 2.9
DGC
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss		$ 63.9			$ 39.6			$ 37.6
Previously stated
Disclosure of detailed information about intangible assets [line items]
Profit/(loss) for the period | €							€ 114			€ (9)
Cash flows from (used in) operating activities | €							283			€ 133
Cash and cash equivalents | €											€ 373	€ 242			€ 255
Retained profit | €											€ 260	€ 241
Cash advanced for sportsbook software | €							€ 0

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.

[2]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.
[3]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined under note 2.3 - Change in presentation currency.
[4]	Restricted cash has been renamed to Amounts segregated for users.
[5]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.
[6]	In previous years, 'Advance for sportsbook software' was included in 'Cash extended for financial assets'. In the annual financial statements presented in 2025, these amounts have been separated from 'Cash extended for financial assets' as management has determined that the presentation of this line item in the Consolidated Statement of Cash Flows separately from the 'Cash extended for financial assets' category will provide users of the financial statements with more relevant information.